Taxation (Movement of Valuation Allowances for Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION [Abstract]
Beginning balance	$ 320,589	$ 289,097	$ 326,755
Provision for the year	60,554	69,087	45,787
Reversal for the year	(4,134)	(12,844)	(91,019)
Foreign currency translation adjustment	(5,477)	(24,751)	7,574
Ending balance	$ 371,532	$ 320,589	$ 289,097